NON - CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
NON - CONTROLLING INTERESTS
NON - CONTROLLING INTERESTS

38    NON - CONTROLLING INTERESTS

Other than the senior perpetual securities issued by a subsidiary of the Group that presented as non-controlling interests in the consolidated financial statements and disclosed in Note 41, details of the Group’s subsidiaries that have material non-controlling interests are set out below:

	December 31, 2019	December 31, 2020
Percentage of equity interest held by non-controlling interests

Ningxia Energy	29.18%	29.18%
Shanxi Zhongrun	56.61%	60.00%
Guizhou Huaren	60.00%	60.00%

Profit for the year allocated to non-controlling interests

Ningxia Energy	240,504	48,040
Shanxi Zhongrun	69,701	147,747
Guizhou Huaren	198,016	420,737

Dividends distributed to non-controlling interests

Ningxia Energy	76,469	—
Shanxi Zhongrun	—	—
Guizhou Huaren	—	—

Accumulated balances of non-controlling interests at the year ended

Ningxia Energy	4,978,089	5,178,314
Shanxi Zhongrun	996,686	1,277,602
Guizhou Huaren	1,028,426	1,359,716

The following tables illustrate the summarised financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	Ningxia Energy
	2019	2020
Revenue	6,695,724	6,932,708
Total expenses	6,314,098	6,768,073
Profit for the year	381,626	164,635
Total comprehensive income for the year	381,626	164,635

Current assets	5,081,743	6,037,632
Non-current assets	32,133,495	31,242,070
Current liabilities	8,688,475	9,779,461
Non-current liabilities	17,559,995	16,256,073

Net cash flows from operating activities	3,274,683	2,617,463
Net cash flows used in investing activities	(939,054)	(652,297)
Net cash flows used in financing activities	(2,611,597)	(1,792,661)
Effect of foreign exchange rate changes, net	—	—

Net increase/(decrease) in cash and cash equivalents	(275,968)	172,505

	Shanxi Zhongrun
	2019	2020
Revenue	2,204,777	3,561,831
Total expenses	2,081,652	3,315,585
Profit for the year	123,125	246,246
Total comprehensive income for the year	123,125	246,246

Current assets	783,726	643,121
Non-current assets	4,010,818	4,138,211
Current liabilities	1,084,890	2,595,397
Non-current liabilities	2,093,735	45,365

Net cash flows from operating activities	234,014	418,528
Net cash flows used in investing activities	(402,636)	(188,504)
Net cash flows from/used in financing activities	307,452	(404,548)
Effect of foreign exchange rate changes, net	—	—

Net (decrease)/increase in cash and cash equivalents	138,830	(174,524)

	Guizhou Huaren
	2019	2020
Revenue	5,982,665	6,094,811
Total expenses	5,677,075	5,393,582
Profit for the year	305,590	701,229
Total comprehensive income for the year	305,590	701,229

Current assets	1,034,442	1,610,363
Non-current assets	2,650,822	2,601,807
Current liabilities	1,164,346	1,003,650
Non-current liabilities	1,006,360	932,570

Net cash flows from operating activities	565,027	992,304
Net cash flows used in investing activities	(91,319)	(27,475)
Net cash flows used in financing activities	(354,187)	(612,892)
Effect of foreign exchange rate changes, net	—	—

Net increase in cash and cash equivalents	119,521	351,937